TAXES ON INCOME (Schedule of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Israel	$ 7,138	$ 10,414	$ 4,360
Non-Israeli Subsidiaries	653	814	416
INCOME BEFORE TAXES ON INCOME	$ 7,791	$ 11,228	$ 4,776